Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer Deposits [Line Items]
Advances for real estate properties	$ 2,616,487,072	$ 3,218,686,349
Add: increase in revenue recognized in excess of amounts received from customers	25,665,783	32,408,393
Less: recognized as progress billings (Note 5)	(1,536,054,208)	(1,329,243,487)
Customer deposits (Note 2(h))	$ 1,106,098,647	$ 1,921,851,255
Minimum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	80.00%